SHORT-TERM DEBT AND RELATED PARTIES DEBT (Details Narrative) - USD ($)	1 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Related party debt			$ 166,667		$ 225,000
Community Specialty Pharmacy, LLC [Member] | Related Party Promissory Note [Member] | Nikul Panchal [Member]
Short-Term Debt [Line Items]
Promissory note issued		$ 300,000
Interest rate		10.00%
Maturity date		Oct. 15, 2021
Notes converted	$ 75,000
Shares issued upon conversion	25,000
Share price per share	$ 3.00
Principal owed	$ 225,000
Loss on conversion of debt	$ 76,500